Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other components of comprehensive income (loss), net of deferred tax:
Change in fair value of derivatives, deferred tax expense (benefit)	$ (2,343)	$ (3,453)	$ (678)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, deferred tax expense (benefit)	$ (63)	$ 432	$ 295